CONVERTIBLE NOTES - 2023 Convertible Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						6 Months Ended		12 Months Ended
	Nov. 11, 2023 USD ($)	May 30, 2023 USD ($)	May 28, 2023 $ / shares	Apr. 28, 2023 CNY (¥)	Nov. 29, 2021	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2024 USD ($)
CONVERTIBLE NOTES
Term of the debt instrument					1 year
Changes in fair values of exchangeable notes due to the instrument- specific credit risk						$ 93		$ 1,670	$ 33	$ (132)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk						(9,719)		4,448	13,162	1,065
2023 Convertible notes
CONVERTIBLE NOTES
Aggregate principal amount of loan								23,500
Payment of partial redemption price									5,648
Changes in fair value of the convertible notes						337	$ 118	628	0	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk						0	18	12	0	0
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk						$ (337)	$ 136	616	$ 0	$ 0
Pre-IPO Notes
CONVERTIBLE NOTES
Principal amount of debt agreed to issue								$ 23,500
Term of the debt instrument								1 year
Additional term of debt instrument								6 months
Cash consideration for agreed subscription of notes								$ 9,500
Aggregate principal amount of loan								$ 14,000			$ 9,500
Interest rate								8.00%
Conversion price of convertible notes (in RMB per share) | $ / shares								$ 10.00
Momenta Note
CONVERTIBLE NOTES
Aggregate principal amount of loan				¥ 80,000				$ 5,649
Interest rate				8.00%
Conversion price of convertible notes (in RMB per share) | $ / shares			$ 10.00
Threshold number of business days after the maturity date for redemption				1 year
Percentage of redemption price on principal amount			50.00%
Payment of partial redemption price	$ 5,648
Momenta Note | Ningbo Robotics
CONVERTIBLE NOTES
Aggregate principal amount of loan		$ 11,297
Percentage of equity interest to be acquired		40.00%
Cash Consideration upon Acquisition of Equity Interest		$ 80,000